Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues (losses)
Commissions fees income		$ 2,583	$ 1,239,621	$ 7,023,813
Interest income		173,414	692,963	2,424,676
Trading gains (loss)		785,370	(32,526,874)	10,479,504
Staking reward from digital assets		45,294
Other income		8,383,990	25,728,209	1,163,251
Total (loss) revenue		9,390,651	(4,866,081)	21,091,244
Expenses and others
Commissions and fees		1,938	955,819	3,418,398
Custodian and other fees for digital assets		196,211
Compensation and benefits		1,659,252	3,264,093	4,099,852
Occupancy		154,836	747,750	870,254
Communication and technology		1,548,701	3,390,517	3,059,462
General and administrative		603,217	878,494	1,432,148
Professional fees		1,794,262	4,451,834	3,407,365
Services fees		578,037	1,888,700	2,352,832
Interest		2,130,850	821,932	2,413,102
Depreciation and amortization		2,391,204	2,435,712	1,795,011
Marketing		77,834	3,598,849	4,196,795
Change in fair value of warrant liabilities		(123,188)	13,501	(565,313)
Change in fair value of digital assets		3,118,099
Investment loss on digital assets		312,659
Other operating (income) expenses, net		(85,987)	240,378	437,329
Total expenses		14,357,925	22,687,579	26,917,235
Loss before income taxes		(4,967,274)	(27,553,660)	(5,825,991)
Income tax expense		(1,002)	(1,245)	(1,058)
Net loss		(4,968,276)	(27,554,905)	(5,827,049)
Less: net loss attributable to non-controlling interests		(11,541)	(105,409)	(568,041)
Net loss attributable to LGHL		(4,956,735)	(27,449,496)	(5,259,008)
Deemed dividend on the effect of the down round features		(2,916,000)	(429,000)	(6,112,000)
Deemed dividend on the effect of the warrant modification		(612,000)		(3,086,000)
Net loss attributable to LGHL ordinary shareholders		$ (8,484,735)	$ (27,878,496)	$ (14,457,008)
Loss per share - basic (in Dollars per share)	[1]	$ (29.12)	$ (1,701.75)	$ (3,859.21)
Loss per share - diluted (in Dollars per share)	[1]	(29.12)	(1,701.75)	(3,859.21)
Class A and Class B Ordinary Shares
Expenses and others
Loss per share - basic (in Dollars per share)	[1]	0	(0.05)	(0.12)
Loss per share - diluted (in Dollars per share)	[1]	$ 0	$ (0.05)	$ (0.12)
Class A Ordinary Shares
Expenses and others
Weighted average ordinary shares outstanding - basic (in Shares)	[1]	9,279,404,647	486,571,757	108,269,640
Weighted average ordinary shares outstanding - diluted (in Shares)	[1]	9,279,404,647	486,571,757	108,269,640
Class B Ordinary Shares
Expenses and others
Weighted average ordinary shares outstanding - basic (in Shares)	[1]	189,307,467	45,849,876	13,478,813
Weighted average ordinary shares outstanding - diluted (in Shares)	[1]	189,307,467	45,849,876	13,478,813

[1]	On July 13, 2023, LGHL implemented its plan change its American depositary share (“ADS”) to ordinary share (“Share”) ratio (“ADS Ratio”) from one (1) ADS representing one (1) Share to one (1) ADS representing fifty (50) Shares. On March 26, 2025, LGHL implemented the second ADS Ratio change, from one (1) ADS representing fifty (50) Shares to one (1) ADS representing two thousand and five hundred (2,500) Shares. On November 26, 2025, LGHL implemented the third ADS Ratio change, from one (1) ADS representing two thousand and five hundred (2,500) Shares to one (1) ADS representing thirty-two thousand and five hundred (32,500) Shares. The ADS ratio change has no impact on LGHL’s underlying Shares. Loss per ADS for all periods presented had been retrospectively adjusted accordingly.